Convertible Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of Convertible Note Payable [Abstract]
Schedule of Convertible Note Payable

The following table illustrates the value of the 2023B convertible note payable as of June 30, 2023:

2023 B Convertible Note Payable
2023B Convertible Note Payable at Issuance	1,970,000
(Deferred Debt Discount)	(704,975)
1,265,025
Amortization of debt discount for period ending June 30, 2023	312,541
Balance June 30, 2023	1,577,566
The following table illustrates the value of the convertible note payable as of December 31, 2022
2021 Convertible Note Payable
2021 Convertible Note Payable at Issuance	7,226,335
Payments to advisor, debt discount	(362,693)
6,863,642
(Deferred debt discount, including beneficial conversion features of $749,551)	(1,499,102)
(Deferred debt discount from Advisor fee)	(114,043)
5,250,496
Amortization of debt discounts for year ending December 31, 2021	1,103,730
2021 Convertible Note Payable balance at December 31, 2021	$6,354,227
2021 Convertible Note Payable balance at December 31, 2022	$0
2022 Convertible Note Payable at Issuance	2,570,000
Deferred debt discount and payments to advisor	(529,811)
2,040,189
Amortization of debt discounts for period	315,546
2022 Convertible Note Payable as of December 31, 2022	2,355,735